INVENTORIES (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Finished Goods	$ 0	$ 0	$ 0
Work-in-Process	553,453	676,726	25,200
Raw Materials	978,192	774,758	373,020
Inventory, Gross		1,451,484	398,220
Less: Inventory Valuation Reserve	0	(93,338)	(93,338)
Total Inventory	$ 1,531,645	$ 1,358,146	$ 304,882